INCOME TAXES (Details) - Schedule of Reconciliation of the Beginning and Ending Valuation Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Beginning and Ending Valuation Allowance [Abstract]
Balance	$ (6,899)	$ (5,507)
Additions	(2,952)	(1,392)
Balance	$ (9,851)	$ (6,899)